Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of the valuation inputs
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$663,541	$—	$—	$663,541
	March 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$483,341	$—	$—	$483,341

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$663,541	$—	$—	$663,541
	January 14, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$5,084,187	$—	$—	$5,084,187

Schedule of simulation model for the warrant liability
Input	December 31, 2022	March 31, 2023
Risk-free interest rate	4.70%	4.55%
Expected term (years)	1.10	1.16
Expected volatility	7.3%	5.0%
Exercise price	$11.50	$11.50
Fair value of common stock	$10.18	$10.39

Input	December 31, 2022	January 14, 2022
Risk-free interest rate	4.70%	1.65%
Expected term (years)	1.10	6.13
Expected volatility	7.3%	10.1%
Exercise price	$11.50	$11.50
Fair value of common stock	$10.18	$9.69